Property and equipment - Additional Information (Detail) $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2021 USD ($)	Mar. 31, 2022 T	Aug. 31, 2020 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2021 USD ($) spareEngine aircraft	Sep. 26, 2022 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Average lease term					13 years
Asset recognized from insurance reimbursement	$ 11,500
Capitalized expenditure improvements during the year					$ 600
Net profit					$ 514,097	$ 348,054	$ 43,844
Reversal of impairment loss						5,400
Training Center
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized expenditure improvements during the year						$ 5,200
B-737-Max
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft capitalized | aircraft	8				8	3
Average lease term						12 years
Boeing 737-800 BCF
Disclosure of detailed information about property, plant and equipment [line items]
Capacity per aircraft | T			21.70
B-737-800
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircrafts damaged | aircraft								1
B-737-700
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				$ 191,200
Number of aircraft sold | aircraft							3
Number of aircraft parts sold | spareEngine							4
Net profit		$ 0
Number of aircrafts approved to sell | aircraft				14
Number of aircrafts previously approved for sale, subsequently retained | aircraft						11
Number of aircrafts sold | aircraft						2
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value pledged as collateral obligation	$ 1,500,000				$ 1,500,000	$ 1,500,000
Additions purchase deposits					200,200	383,200
Additions for advance payments contracts					$ 200,000	$ 377,700
Aircraft | Boeing 737-800 BCF
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of aircraft			10 years
Aircraft | B-737-700
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of aircraft						3 years